Subsequent Events - Additional Information (Detail) - USD ($)			3 Months Ended	12 Months Ended
	Apr. 26, 2022	Mar. 17, 2022	Mar. 31, 2022	Dec. 31, 2021	May 31, 2022	May 02, 2022	Dec. 31, 2020
Percentage of purchase additional shares of common stock
Business acquisition share price		$ 10
Common stock, par value			$ 0.0001	$ 0.0001			$ 0.0001
Percentage of common stock shares outstanding		1.20%
Common stock value subscriptions		$ 10
Share price			$ 10.1	$ 10.1
Multiplier Percentage to Number of Shares Ditrected to Purchase By Post Combination Entity		300.00%
Number of days within which securities shall be registered post conusmmation of business combination			15 days	15 days
Business combination consummated terms			16 months	15 months
Investments held in Trust Account			$ 58,087,529	$ 58,085,333
Common stock, shares issued			1,684,500	1,684,500			1,437,500
Common stock, shares outstanding			1,684,500	1,684,500			1,437,500
Debt face amount				$ 116,000	$ 116,000
Debt conversion price per share			$ 10	$ 10
Sponsor [Member]
Percentage of purchase additional shares of common stock
Common stock, shares outstanding				187,500
Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Common stock additional share subscriptions		1,500,000	1,500,000
Common Stock Maximum Shares Subscriptions		50,000,000
Purchase Agreement [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		10 days
Percentage of Purchase Additional Shares of Common Stock		95.00%
Purchase Agreement [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		$ 500,000
Post combination entity common stock oustanding percentage		4.99%
PIPE Subscription Agreements [Member]
Percentage of purchase additional shares of common stock
Minimum Business Combination Cash Holding For Forfeiture of Sponsor Shares		$ 20,000,000
Common Stock Trading Below Ten Dollars [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		1,000,000
Common Stock Trading Below Ten Dollars [Member] | Purchase Agreement [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		$ 750,000
Maximum [Member]
Percentage of purchase additional shares of common stock
Share price		$ 12.5
Maximum [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Number of days within which securities shall be registered post conusmmation of business combination		30 days
Maximum [Member] | Equal To Below Twelve Point Five [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		30 days
Minimum [Member]
Percentage of purchase additional shares of common stock
Share price		$ 15,000,000
Minimum [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		10 days
Minimum [Member] | Equal To Below Twelve Point Five [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		20 days
Business Acquisition Tranche Two [Member]
Percentage of purchase additional shares of common stock
Percentage of common stock shares outstanding		2.50%
Business Acquisition Tranche Three [Member]
Percentage of purchase additional shares of common stock
Percentage of common stock shares outstanding		1.00%
Project Barolo Merger Sub Inc [Member]
Percentage of purchase additional shares of common stock
Common stock, par value		$ 0.001
Common stock conversion price per share		$ 0.0001
Apexigen [Member]
Percentage of purchase additional shares of common stock
Business acquisition voting interests acquired percentage		50.10%
Subsequent Event [Member]
Percentage of purchase additional shares of common stock
Business acquisition share price		$ 10
Business acquisition consideration		$ 205,000,000
Common stock value subscriptions		$ 15,000,000
Multiplier Percentage to Number of Shares Ditrected to Purchase By Post Combination Entity		300.00%
Business combination transaction date	May 2, 2022
Business combination consummated terms	15 months
Extended business combination transaction date	November 2, 2022
Stock Redeemed or Called During Period, Shares	688,408
Percentage of common stock outstanding redemeed	12.00%
Investments held in Trust Account	$ 51,100,000
Common stock, shares issued	6,746,092
Common stock, shares outstanding	6,746,092
Subsequent Event [Member] | Sponsor [Member] | Extension Note [Member]
Percentage of purchase additional shares of common stock
Debt face amount						$ 167,032.54
Subsequent Event [Member] | Sponsor [Member] | Working Capital Loans [Member]
Percentage of purchase additional shares of common stock
Debt face amount						$ 424,770
Debt conversion price per share						$ 10
Subsequent Event [Member] | Sponsor [Member] | Additional Contributions [Member]
Percentage of purchase additional shares of common stock
Loan contribution per common stock	$ 0.033					$ 0.033
Subsequent Event [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Common stock additional share subscriptions		1,500,000
Common Stock Maximum Shares Subscriptions		50,000,000
Subsequent Event [Member] | Purchase Agreement [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		10 days
Percentage of Purchase Additional Shares of Common Stock		95.00%
Subsequent Event [Member] | Purchase Agreement [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		$ 500,000
Post combination entity common stock oustanding percentage		4.99%
Subsequent Event [Member] | PIPE Subscription Agreements [Member]
Percentage of purchase additional shares of common stock
Minimum Business Combination Cash Holding For Forfeiture of Sponsor Shares		$ 20,000,000
Subsequent Event [Member] | Common Stock Trading Below Ten Dollars [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		1,000,000
Subsequent Event [Member] | Common Stock Trading Below Ten Dollars [Member] | Purchase Agreement [Member]
Percentage of purchase additional shares of common stock
Common stock value subscriptions		$ 750,000
Subsequent Event [Member] | Maximum [Member]
Percentage of purchase additional shares of common stock
Share price		$ 12.5
Subsequent Event [Member] | Maximum [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Number of days within which securities shall be registered post conusmmation of business combination		30 days
Subsequent Event [Member] | Maximum [Member] | Equal To Below Twelve Point Five [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		30 days
Subsequent Event [Member] | Minimum [Member]
Percentage of purchase additional shares of common stock
Share price		$ 10
Subsequent Event [Member] | Minimum [Member] | Lincoln Park Capital Fund [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		10 days
Subsequent Event [Member] | Minimum [Member] | Equal To Below Twelve Point Five [Member]
Percentage of purchase additional shares of common stock
Number of trading days for determining share price		20 days
Subsequent Event [Member] | Business Acquisition Tranche One [Member]
Percentage of purchase additional shares of common stock
Percentage of common stock shares outstanding		1.20%
Subsequent Event [Member] | Business Acquisition Tranche Two [Member]
Percentage of purchase additional shares of common stock
Percentage of common stock shares outstanding		2.50%
Subsequent Event [Member] | Business Acquisition Tranche Three [Member]
Percentage of purchase additional shares of common stock
Percentage of common stock shares outstanding		1.00%
Subsequent Event [Member] | Project Barolo Merger Sub Inc [Member]
Percentage of purchase additional shares of common stock
Common stock, par value		$ 0.001
Common stock conversion price per share		$ 0.0001
Subsequent Event [Member] | Apexigen [Member]
Percentage of purchase additional shares of common stock
Minimum net tangible assets		$ 5,000,001
Business acquisition voting interests acquired percentage		50.10%